Goodwill and Other Intangible Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Other Intangible Assets, Net (Textual)
Amortization expenses	$ 79	$ 57	$ 57
Impairment loss	$ 356